SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2020 included in the Company’s annual report on Form 10-K.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated and combined financial statements included herein have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounting of Reliance Global Group, Inc., and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation and combination.

Liquidity

Liquidity

As of September 30, 2021, the Company’s reported cash and restricted cash aggregated balance was approximately $6,139,000, current assets were approximately $7,333,000, while current liabilities were approximately $2,059,000. As of September 30, 2021, the Company had working capital of approximately $5,274,000 and stockholders’ equity of $12,765,000. For the nine-month period ended September 30, 2021, the Company reported a net loss of approximately $2,486,000 and negative cash flows from operations of $1,304,000. The Company also completed an offering in February that raised net proceeds of approximately $10,496,000. Management believes the company’s financial position to be reasonable and sufficient, providing ample liquidity for the foreseeable future.

Liquidity

As of December 31, 2020, the Company’s reported cash balance was approximately $530,000, current assets were approximately $810,000 while current liabilities were approximately $6,884,000 including loan payable to related party of approximately $4,523,000. At December 31, 2020, the Company had a working capital deficiency of approximately $6,074,000. The Company had stockholders’ equity of $114,387 for the year ended December 31, 2020, the Company reported a net loss of approximately $3,699,000 and negative cash flow from operations of $468,465. Management believes that the company’s financial position may cause concern about the Company’s liquidity. Therefore, management has developed plans that should alleviate any liquidity issues.

Management believes it has plans that will alleviate any liquidity issues over next twelve months. Management’s cash flow forecast for 2021 and beyond indicate that its business should generate positive cash flows from their operations. During 2020, the Company acquired one new entity. As the acquisition took place in August of 2020 the Company did not receive the benefit of revenue from this entity for a substantial portion of the year. Going forward the Company will recognize revenue from this entity for the full year which will increase cash flows. In addition, the Company incurred several one-time expenses, related to professional and legal fees for the acquisition that closed in 2020, which contributed to the Company’s net loss. Reliance Holdings has also agreed to support the Company if required and management believes that the related party holding the loan to related party discussed above will forebear on any amounts due should the company be unable to fulfill its payment obligations under the loan agreement.

Management has raised capital through offerings of the Company’s equity securities on the NASDAQ listing, see Note 17 – Subsequent events

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures in the financial statements and accompanying notes. Management bases it estimates on historical experience and on assumptions believed to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Cash	Cash Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash Cash consists of checking accounts. The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash includes cash pledged as collateral to secure obligations and/or all cash whose use is otherwise limited by contractual provisions.

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	September 30, 2021	September 30, 2020
Cash	$5,655,103	$13,282
Restricted cash	484,371	488,289
Total cash and restricted cash	$6,139,474	$501,571

Restricted Cash

Restricted cash includes cash pledged as collateral to secure obligations and/or all cash whose use is otherwise limited by contractual provisions.

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	December 31, 2020	December 31, 2019
Cash	$45,213	$6,703
Restricted cash	484,368	484,882
Total cash and restricted cash	$529,581	$491,585

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation is recognized over an asset’s estimated useful life using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Certain capitalized software has been reclassified in the condensed consolidated balance sheet from property and equipment, net to intangibles, net and comparative periods have been adjusted accordingly. Maintenance and repairs are charged to expense as incurred. Estimated useful lives of the Company’s Property and Equipment are as follows:

Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

Property and Equipment

Property and equipment are stated at cost. Depreciation, including for assets acquired under capital leases or finance leases, are recorded over the shorter of the estimated useful life or the lease term of the applicable assets using the straight-line method beginning on the date an asset is placed in service. The Company regularly evaluates the estimated remaining useful lives of the Company’s property and equipment to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation. Maintenance and repairs are charged to expense as incurred.

The estimated useful life of the Companies Property and Equipment is as follows:

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

The Company’s balance sheet includes certain financial instruments, including cash, notes receivables, accounts payable, notes payables and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on a market index.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;

Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

The Company’s balance sheet includes certain financial instruments, including cash, notes receivables, accounts payable, notes payables and short and long-term debt. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization. The carrying amounts of long-term debt approximate their fair value as the variable interest rates are based on the market index.

Deferred Financing Costs

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of fees incurred by the Company in conjunction with its debt financing activities. These costs are amortized to interest expense using the straight-line method which approximates the interest rate method over the term of the related debt. As of September 30, 2021, and December 31, 2020, unamortized deferred financing costs were $139,204, and $186,312, respectively and are netted against the related debt.

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of fees incurred by the Company in conjunction with its debt financing activities. These costs are amortized to interest expense using the straight-line method which approximates the interest rate method over the term of the related debt. As of December 31, 2020, and 2019, unamortized deferred financing costs were $186,312, and $213,733, respectively and are netted against the related debt.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting. Under the acquisition method, the assets acquired, the liabilities assumed, and the consideration transferred are recorded at the date of acquisition at their respective fair values. Definite-lived intangible assets are amortized over the expected life of the asset. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred. If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date. Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn-outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value and accretion costs are recognized in earnings.

Business Combinations

The Company accounts for its business combinations using the acquisition method of accounting. Under the acquisition method, the assets acquired, and the liabilities assumed, and the consideration transferred are recorded at the date of acquisition at their respective fair values. Definite-lived intangible assets are amortized over the expected life of the asset. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. Acquisition-related expenses are recognized separately from business combinations and are expensed as incurred. If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date. Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn-outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value are recognized in earnings.

Identifiable Intangible Assets, net

Identifiable Intangible Assets, net

Finite-lived intangible assets such as customer relationships assets, trademarks and tradenames are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging from 3 to 20 years. Finite-lived intangible assets are reviewed for impairment or obsolescence whenever events or circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows expected to be generated by that asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the estimated fair value. No impairment was recognized during the periods presented.

Identifiable Intangible Assets, net

Finite-lived intangible assets such as customer relationships assets, trademarks and tradenames are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging from 3 to 20 years. Finite-lived intangible assets are reviewed for impairment or obsolescence whenever events or circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows expected to be generated by that asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the estimated fair value. Impairment was recognized in the year ending December 31, 2019 for the amount of $593,790 See Note 7 in the notes to the financial statements for further details.

Goodwill and other indefinite-lived intangibles

Goodwill and other indefinite-lived intangibles

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is assigned to a reporting unit on the acquisition date and tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. Similarly, indefinite-lived intangible assets (if any) other than goodwill, are tested annually or more frequently if indicated, for impairment. If impaired, intangible assets are written down to fair value based on the expected discounted cash flows.

Goodwill and other indefinite-lived intangibles

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is assigned to a reporting unit on the acquisition date and tested for impairment at least annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. Similarly, indefinite-lived intangible assets other than goodwill, such as trade names, are tested annually or more frequently if indicated, for impairment. If impaired, intangible assets are written down to fair value based on the expected discounted cash flows.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606 Revenue from Contracts with Customers which at its core, recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

The Company’s revenue is primarily comprised of agency commissions earned from health insurance carriers (the “Customer” or “Carrier”) related to insurance plans produced through brokering, producing and servicing agreements between insurance carriers and members. The Company defines a “Member” as an individual, family or entity currently covered or seeking insurance coverage.

The Company focuses primarily on agency services for insurance products in the “Healthcare” and property and casualty, which includes auto (collectively “P&C”) space, with nominal activity in the life insurance and bond sectors. Healthcare includes plans for individuals and families, Medicare supplements, ancillary and small businesses.

Consideration for all agency services typically is based on commissions calculated by applying contractual commission rates to policy premiums. For P&C, commission rates are applied to premiums due, whereas for healthcare, commission rates, including override commissions, are applied to monthly premiums received by the Carrier.

The Company has two forms of billing practices, “Direct Bill” and “Agency Bill”. With Direct Bill, Carriers bill and collect policy premium payments directly from Members without any involvement from the Company. Commissions are paid to the Company by the Carrier in the following month. With Agency Bill, The Company bills Members premiums due and remits them to Carriers net of commission earned.

The following outlines the core principles of ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

Healthcare revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Carriers, to perform agency services that culminate in monthly premium cash collections by the Carrier. The performance obligation is satisfied through a combination of agency services including, marketing carrier’s insurance plans, soliciting Member applications, binding, executing and servicing insurance policies on a continuous basis throughout a policy’s life cycle which includes and culminates with the Customer’s collection of monthly premiums. No commission is earned if cash is not received by Carrier. Thus, commission revenue is earned only after a month’s cash receipts from Members’ dues is received by the Customer. Each month’s Carrier cash collections is considered a separate unit sold and transferred to the Customer i.e., the satisfaction of that month’s performance obligation.

Transaction price is typically stated in a contract and usually based on a commission rate applied to Member premiums paid and received by Carrier. The Company generally continues to receive commission payments from Carriers until a Member’s plan is cancelled or the Company terminates its agency agreement with the Carrier. Upon termination, the Company normally will no longer receive any commissions form Carriers even on business still in place. In some instances, trailing commissions could occur which would be recognized similar to other Healthcare revenue. With one performance obligation, allocation of transaction price is normally not necessary.

Healthcare typically utilizes the Direct Bill method.

The Company recognizes revenue at a point in time, when it satisfies its monthly performance obligation and control of the service transfers to the Customer. Transfer occurs when Member insurance premium cash payments are received by the Customer. The Customer’s receipt of cash is the culmination and complete satisfaction of the Company’s performance obligation, and the earnings process is complete.

With Direct Bill, since the amount of monthly Customer cash receipts is unknown to the Company until the following month when notice is provided by Customer to Company, the Company accrues revenue at each period end. Any estimated revenue accrued and recognized at a period-end is trued up for financial reporting per actual revenue earned as provided by the Customer during the following month.

P&C revenue recognition:

The Company identifies a contract when it has a binding agreement with a Carrier, the Customer, to provide agency services to Members.

There typically is one performance obligation in contracts with Customers, to perform agency services to solicit, receive proposals and bind insurance policies culminating with policy placement. Commission revenue is earned at the time of policy placement.

Transaction price is typically stated in a contract and usually based on commission rates applied to Member premiums due. With one performance obligation, allocation of transaction price is normally not necessary.

P&C utilizes both the Agency Bill and Direct Bill methods, depending on the Carrier.

The Company recognizes revenue at a point in time when it satisfies its performance obligation and control of the service transfers to the Customer. Transfer occurs when the policy placement process is complete.

With both Direct Bill and Agency Bill, the Company accrues commission revenue in the period policies are placed. With Agency Bill, payment is typically received from Members in the month earned, however with Direct Bill, payment is typically received from Carriers in the month subsequent to the commissions being earned.

Other revenue policies: Insurance commissions earned from Carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the condensed consolidated statements of operations.

When applicable, commission revenue is recognized net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

The Company could earn additional revenue from contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the Carriers (collectively, “Contingent Commissions”). Contingent Commissions are earned when the Company achieves targets established by Carriers. The Carriers notify the Company when it has achieved the target. The Company recognizes revenue for any Contingent Commissions at the time it is reasonably assured that a significant revenue reversal is not probable, which is generally when a Carrier notifies the Company that it is on track or has earned a Contingent Commission.

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Three Months ended September 30, 2021	Medical/Life	Property and Casualty	Total
Regular
EBS	226,233	-	226,233
USBA	18,241	-	18,241
CCS/UIS	-	120,762	120,762
Montana	343,546	-	343,546
Fortman	357,638	194,218	551,856
Altruis	807,775	-	807,775
Kush	513,223	-	513,223
	2,266,656	314,980	2,581,636

Nine Months ended September 30, 2021	Medical/Life	Property and Casualty	Total
Regular
EBS	642,428	-	642,428
USBA	45,861	-	45,861
CCS/UIS	-	274,928	274,928
Montana	1,283,402	-	1,283,402
Fortman	884,073	628,327	1,512,400
Altruis	2,558,653	-	2,558,653
Kush	778,541	-	778,541
	6,192,958	903,255	7,096,213

Three Months ended September 30, 2020	Medical/Life	Property and Casualty	Total
Regular
EBS	188,670	-	188,670
USBA	11,757	-	11,757
CCS/UIS	-	81,344	81,344
Montana	318,688	-	318,688
Fortman	258,488	212,454	470,942
Altruis	608,641	-	608,641
	1,386,244	293,798	1,680,042

Nine Months ended September 30, 2020	Medical/Life	Property and Casualty	Total
Regular
EBS	567,054	-	567,054
USBA	206,698	-	206,698
CCS/UIS	-	227,044	227,044
Montana	1,148,538	-	1,148,538
Fortman	880,848	578,229	1,459,077
Altruis	1,717,964	-	1,717,964
	4,521,102	805,273	5,326,375

Revenue Recognition

In May 2014, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), requiring an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing. ASU 2016-10 provides guidance in identifying performance obligations and determining the appropriate accounting for licensing arrangements. The effective date and transition requirements for this ASU are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by ASU 2014-09). This ASU, which the Company adopted using the prospective method effective January 1, 2019. The adoption did not have a material effect on the Company’s consolidated financial statements.

The Company’s revenue is primarily comprised of commission paid by health insurance carriers related to insurance plans that have been purchased by a member who used the Company’s service. The Company defines a member as an individual currently covered by an insurance plan, including individual and family, Medicare-related, small business and ancillary plans, for which the Company are entitled to receive compensation from an insurance carrier.

The core principle of ASC 606 is to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. Accordingly, we recognize revenue for our services in accordance with the following five steps outlined in ASC 606:

Identification of the contract, or contracts, with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance, and (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

Identification of the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

Determination of the transaction price. The transaction price is determined based on the consideration to which we will be entitled in exchange for transferring goods or services to the customer.

Allocation of the transaction price to the performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

Recognition of revenue when, or as, the Company satisfies a performance obligation. The Company satisfies performance obligations either over time or at a point in time, as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised good or service to the customer.

For individual and family, Medicare supplement, small business and ancillary plans, the Company’s compensation is generally a percentage of the premium amount collected by the carrier during the period that a member maintains coverage under a plan (commissions) and, to a lesser extent, override commissions that health insurance carriers pays the Company for achieving certain objectives. Premium-based commissions are reported to the Company after the premiums are collected by the carrier, generally monthly. The Company generally continues to receive the commission payment from the relevant insurance carrier until the health insurance plan is cancelled or the Company otherwise does not remain the agent on the policy. The Company recognizes commission revenue for individual and family, Medicare Supplement, small business and ancillary plans when premiums are effective. The Company determines that there is persuasive evidence of an arrangement when the Company has a commission agreement with a health insurance carrier, a carrier reports to the Company that it has approved an application submitted through the Company’s platform, and the applicant starts making payments on the plan. The Company’s services are complete when a carrier has approved an application. The seller’s price is fixed or determinable and collectability is reasonably assured when commission amounts have been reported to the Company by a carrier.

Commission revenue from insurance distribution and brokerage operations is recognized when all placement services have been provided, protection is afforded under the insurance policy, and the premium is known or can be reasonably estimated and is billable. In general, two types of billing practices occur as part of our agency contracts, which is direct bill and agency bill. In direct bill scenarios, the insurance carriers that underwrite the insurance policies directly bill and collect the premium for the policy without any involvement from the Company. Upon collection, a commission is then remitted from the insurance carrier to the Company. These commissions have not met the criteria for revenue recognition until the Company receives the commissions, as the Company does not have insight into policy acceptance and premium collections until the commission is received from the insurance carrier, representing that the insurance policy has been bound and therefore commissions have been earned by the Company. The second billing practice where the Company bills the policy holder and collects the premiums (“Agency Bill”) provides greater transparency by the Company into the acceptance of the policy and premium collection. As part of the Agency Bill process, the Company can, at times, net its commissions out of the premiums to be sent to the insurance carriers. For Agency Bill customers, the revenue recognition criteria are considered met when the Agency receives the premiums from the policy holder, with an allowance established against the revenue for policies that may not be bound by the insurance companies.

All commission revenue is recorded net of any deductions for estimated commission adjustments due to lapses, policy cancellations, and revisions in coverage.

Insurance commissions earned from carriers for life insurance products are recorded gross of amounts due to agents, with a corresponding commission expense for downstream agent commissions being recorded as commission expense within the statements of operations.

The Company earns additional revenue including contingent commissions, profit-sharing, override and bonuses based on meeting certain revenue or profit targets established periodically by the carriers (collectively the Contingent Commissions). The Contingent Commissions are earned when the Company achieves the targets established by the insurance carries. The insurance carriers notify the company when it has achieved the target. The Company recognizes revenue for any additional commissions at the time it is reasonably assured it will receive payment for these commissions, which is generally when the insurance carrier notifies the Company that it has earned the commission typically early in the following fiscal year.

The following table disaggregates the Company’s revenue by line of business, showing regular commissions earned contingent commissions bonus, profit sharing

Year ended December 31, 2020	Medical/Life	Property and Casualty	Total
Regular	$6,009,558	$1,064804	$7,074,362
Contingent commission		205,168	$205,168
Total year ended December 31, 2020	$6,009,558	$1,064,804	$7,279,530

Year ended December 31, 2019	Medical/Life	Property and Casualty	Total
Regular	$3,583,992	$866,793	$4,450,785
Contingent commission
Total year ended December 31, 2019	$3,582,182	$866,793	$4,450,785

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

General and Administrative

General and administrative expenses primarily consist of personnel costs for the Company’s administrative functions, professional service fees, office rent, all employee travel expenses, and other general costs.

Marketing and Advertising

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Marketing and Advertising

The Company’s direct channel expenses primarily consist of costs for e-mail marketing and newspaper advertisements. The Company’s online advertising channel expense primarily consist of social media ads. Advertising costs for both direct and online channels are expensed as incurred.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The fair value of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term. As the Reliance Global Group, Inc. Equity Incentive Plan 2019 was adopted in January of 2019, the Company lacks the historical basis to estimate forfeitures and will recognize forfeitures as they occur.

Stock-Based Compensation

In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. This ASU, which the Company adopted as of January 1, 2019, did not have a material effect on the Company’s consolidated financial statements.

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The fair value of the stock-based payments to nonemployees that are fully vested and non-forfeitable as at the grant date is measured and recognized at that date, unless there is a contractual term for services in which case such compensation would be amortized over the contractual term. As the Reliance Global Group, Inc. Equity Incentive Plan 2019 was adopted in January of 2019, the Company lacks the historical basis to estimate forfeitures and will recognize forfeitures as they occur.

Leases

Leases

The Company recognizes leases in accordance with Accounting Standards Codification Topic 842, “Leases” (“ASC 842” or “ASU 2016-12”). This standard provides enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases are recognized as a single lease expense, generally on a straight-line basis.

The Company is the lessee in a contract when the Company obtains the right to use an asset. We currently lease real estate and office space under non-cancelable operating lease agreements. When applicable, consideration in a contract is allocated between lease and non-lease components. Lease payments are discounted using the implicit discount rate in the lease. If the implicit discount rate for the lease cannot be readily determined, the Company uses an estimate of its incremental borrowing rate. The Company did not have any contracts accounted for as finance leases as of September 30, 2021, or 2020. Operating leases are included in the line items right-of-use asset, lease obligation, current, and lease obligation, long-term in the consolidated balance sheet. Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in the condensed consolidated statement of operations. The Company determines a lease’s term by agreement with lessor and includes lease extension options and variable lease payments when option and/or variable payments are reasonably certain of being exercised or paid.

Leases

On January 1, 2019, the Company adopted Accounting Standards Codification Topic 842, “Leases” (“ASC 842”) to replace existing lease accounting guidance. This pronouncement is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases will continue to be recognized in a manner similar to previous accounting guidance. The Company adopted ASC 842 utilizing the transition practical expedient added by the Financial Accounting Standards Board (“FASB”), which eliminates the requirement that entities apply the new lease standard to the comparative periods presented in the year of adoption.

The Company is the lessee in a lease contract when the Company obtains the right to use the asset. Operating leases are included in the line items right-of-use asset, lease obligation, current, and lease obligation, long-term in the consolidated balance sheet. Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in our consolidated statement of income. The Company determines the lease term by agreement with lessor.

Income Taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Income Taxes

The Company recognizes deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between the book and tax basis of recorded assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized. In evaluating its ability to recover deferred tax assets within the jurisdiction in which they arise, the Company considers all available positive and negative evidence, including the expected reversals of taxable temporary differences, projected future taxable income, taxable income available via carryback to prior years, tax planning strategies, and results of recent operations. The Company assesses the realizability of its deferred tax assets, including scheduling the reversal of its deferred tax assets and liabilities, to determine the amount of valuation allowance needed. Scheduling the reversal of deferred tax asset and liability balances requires judgment and estimation. The Company believes the deferred tax liabilities relied upon as future taxable income in its assessment will reverse in the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets that will be realized.

Seasonality

Seasonality

A greater number of the Company’s Medicare-related health insurance plans are sold in the fourth quarter during the Medicare annual enrollment period when Medicare-eligible individuals are permitted to change their Medicare Advantage. The majority of the Company’s individual and family health insurance plans are sold in the annual open enrollment period as defined under the federal Patient Protection and Affordable Care Act and related amendments in the Health Care and Education Reconciliation Act. Individuals and families generally are not able to purchase individual and family health insurance outside of these open enrollment periods, unless they qualify for a special enrollment period as a result of certain qualifying events, such as losing employer-sponsored health insurance or moving to another state.

Prior Period Adjustments

During the June 30, 2021 quarterly financial reporting close process, the Company identified certain immaterial adjustments impacting prior reporting periods. Specifically, the Company identified adjustments to correct goodwill and retained earnings in relation to historical purchase price allocation accounting, and adjustments to true up accounts receivable and retained earnings for certain historical accrued revenues. The Company has also separately reclassified its purchase software from property, plant and equipment to intangible assets.

The Company assessed the materiality of the adjustments to prior period financial statements in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. (SAB) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, and ASC 250, Accounting Changes and Error Corrections.

Accordingly, the Company’s comparative condensed consolidated financial statements and impacted notes have been revised from amounts previously reported to reflect these adjustments. The following table illustrates the impact on previously reported amounts and adjusted balances presented in the condensed consolidated financial statements for the period ended September 30, 2021.

Account	12/31/2020 As reported	Adjustment	12/31/20 Adjusted
Accounts Receivable	236,651	625,946	862,597
Goodwill	9,265,070	(503,345)	8,761,725
Accumulated Deficit	(12,482,281)	122,601	(12,359,680)
Commission income	7,279,530	17,616	7,297,146

Total Assets	17,922,086	122,601	18,044,687
Total Revenue	7,279,530	17,616	7,297,146
Net Loss	(3,699,005)	17,616	(3,681,389)
EPS	(0.88)	0.00	(0.88)

Account	3/31/2021 As reported	Adjustment	3/31/2021 Adjusted
Accumulated Deficit	(13,123,609)	150,003	(12,973,606)
Commission income	2,296,328	27,402	2,323,730
Total Revenue	2,296,328	27,402	2,323,730
Net Loss	(641,328)	27,402	(613,926)
EPS	(0.09)	(0.01)	(0.08)

Seasonality

A greater number of the Company’s Medicare-related health insurance plans are sold in the fourth quarter during the Medicare annual enrollment period when Medicare-eligible individuals are permitted to change their Medicare Advantage. The majority of the Company’s individual and family health insurance plans are sold in the annual open enrollment period as defined under the federal Patient Protection and Affordable Care Act and related amendments in the Health Care and Education Reconciliation Act. Individuals and families generally are not able to purchase individual and family health insurance outside of these open enrollment periods, unless they qualify for a special enrollment period as a result of certain qualifying events, such as losing employer-sponsored health insurance or moving to another state.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financing Instruments—Credit Losses. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. On November 15, 2019, the FASB delayed the effective date of FASB ASC Topic 326 for certain small public companies and other private companies. As amended, the effective date of ASC Topic 326 was delayed until fiscal years beginning after December 15, 2022 for SEC filers that are eligible to be smaller reporting companies under the SEC’s definition. The Company does not currently believe the adoption of this standard will have a significant impact on its financial statements, given its history of minimal bad debt expense relating to trade accounts receivable.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which eliminates certain exceptions to the general principles in Topic 740 and simplifies other areas of the existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company adopted this pronouncement January 1, 2021 which did not have a material effect on the consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASU 2016-13”), which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financing Instruments—Credit Losses. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. On November 15, 2019, the FASB delayed the effective date of FASB ASC Topic 326 for certain small public companies and other private companies. As amended, the effective date of ASC Topic 326 was delayed until fiscal years beginning after December 15, 2022 for SEC filers that are eligible to be smaller reporting companies under the SEC’s definition. The Company does not currently believe the adoption of this standard will have a significant impact on its financial statements, given its history of minimal bad debt expense relating to trade accounts receivable.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which eliminates certain exceptions to the general principles in Topic 740 and simplifies other areas of the existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2019-12 on its financial statements.